COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 27, 2023	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2024	Jan. 30, 2024
Disclosure of maturity analysis of operating lease payments [line items]
Capital Commitments		$ 0	$ 39,900
Grant contingencies maximum amount payable		3,313,000	3,410,000
Contingent consideration		5,384,000	0
Current provisions		2,454,000	50,000
Disposal-related warranty settlement provision		150,000	$ 0
Biosynth [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Agreement Payments		150,000
Proceeds from sale of business	$ 30,000,000
Receivables Outstanding		423,000
Disposal-related warranty settlement provision		150,000
Waveform Technologies Inc. [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Contingent consideration					$ 6,760,000
Fair value of contingent consideration		6,800,000			6,800,000
Epi Capture Limited [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Contingent consideration		400,000		$ 384,000
Maximum [Member] | Waveform Technologies Inc. [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Contingent consideration		20,000,000			$ 20,000,000
Maximum [Member] | Epi Capture Limited [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Contingent consideration		$ 500,000